Stockholder Authorization of Reverse Stock Split (Details)	3 Months Ended
Mar. 31, 2015
Equity [Abstract]
Stockholders' equity, reverse stock split	Reverse stock split in its sole discretion of not less than 1-for-5 and not greater than 1-for-20